RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

The following table reflects the related party amounts for SK Energy, Directors and Officers included in the balance sheets of the years ended December 31, 2019 and 2018 (in thousands):

	2019	2018
Long-term accrued expenses	—	$943
Long-term notes payable – subordinated	—	30,200
Long-term notes payable, net of discount of $-0- and $161, respectively	—	7,694
Total related party liabilities	$—	$38,837

See “Note 8 – Notes Payable” above for a further discussion of the debt conversions and subsequent retirement of all related party debt.

On May 21, 2019, SK Energy, which is owned and controlled by Dr. Kukes, our Chief Executive Officer and a member of the Board of Directors, purchased 6,818,181 shares of restricted common stock from the Company at a price of $2.20 per share, or $15 million in aggregate, and on September 17, 2019, SK Energy purchased 8,204,481 additional shares of restricted common stock from the Company at a price of $1.5845 per share, or $13 million in aggregate (see “Note 11 – Shareholders’ Equity” above for a further discussion of the issuance of the restricted common stock).

On August 28, 2019, 50,000 shares of restricted stock were awarded to a director for advisory services provided to the Company, which shares have a total fair value of $78,000, based on the market price on the issuance date (see “Note 12 – Share-Based Compensation” above for a further discussion of the issuance of the share-based compensation).

Also, on August 28, 2019, the Company granted an aggregate of 170,000 shares of restricted stock to three directors of the Company, which have a total fair value of $265,000, based on the market price on the issuance date (see “Note 12 – Share-Based Compensation” above for a further discussion of the issuance of the share-based compensation).

On November 1, 2019, the Company subleased approximately 300 square feet of office space at its current headquarters to SK Energy, which is owned and controlled by Dr. Kukes, our Chief Executive Officer and a member of the Board of Directors. The lease renews on a monthly basis, may be terminated by either party at any time upon prior written notice delivered to the other party, and has a monthly base rent of $1,200.

On November 8, 2019, 100,000 shares of restricted stock were awarded to a greater than 10% shareholder of the Company for strategic planning and business development services provided to the Company, which shares have a total fair value of $128,000, based on the market price on the issuance date (see “Note 12 – Share-Based Compensation” above for a further discussion of the issuance of the share-based compensation).